SUBSEQUENT EVENTS (Details Textual) (USD $)				12 Months Ended			9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Before Amendment [Member]	Sep. 30, 2013 Subsequent Event [Member] After Amendment [Member]	Sep. 30, 2013 Subsequent Event [Member] Second Lot of Bonds [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member] Subsequent Event [Member]	Dec. 31, 2012 Public Offering Of Common Stocks [Member] Subsequent Event [Member]
Subsequent Event, Date				Jan. 24, 2013			Oct. 01, 2013				Mar. 27, 2013	Mar. 28, 2013
Stock Redeemed or Called During Period, Shares								0			3,000,000
Preferred Stock, Shares Issued	0	0	7,000,100					7,000,000	7,000,000	10,000,000	7,000,100
Preferred Stock, Shares Outstanding	0	0	7,000,100					7,000,000	7,000,000	10,000,000	7,000,100
Debt Instrument, Face Amount							$ 1,700,000
Common Stock, Shares Authorized	130,000,000	130,000,000	130,000,000	130,000,000	130,000,000	170,000,000
Common Stock Maximum Aggregate Gross Proceeds Under Prospectus												$ 26,250,000